Credit Risk - Summary of ECL Reconciliation (Residential Mortgages) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	£ 807
Recoveries net of collection costs	(42)	£ (54)	£ (65)
Income statement charge/(release) for the year	153	203	£ 67
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	143
Stage 1 [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	285,133
Transfer to lifetime ECL (not-credit impaired)	(4,190)
Transfer to credit impaired	(445)
Transfer to 12-monthECL	3,325
Transfer from credit impaired	17
Transfers of financial instruments	(1,293)
New assets originated or purchased	85,933
Other	(19,867)
Assets derecognised - closed good	(53,543)
Ending balance	296,363	285,133
Net movement in the year	11,230
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	307
Stage 2 [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,110
Transfer to lifetime ECL (not-credit impaired)	4,190
Transfer to credit impaired	(603)
Transfer to 12-monthECL	(3,325)
Transfer from credit impaired	443
Transfers of financial instruments	705
New assets originated or purchased	1,087
Other	(295)
Assets derecognised - closed good	(1,594)
Ending balance	12,013	12,110
Net movement in the year	(97)
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	357
Stage 3 [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,043
Transfer to credit impaired	1,048
Transfer from credit impaired	(460)
Transfers of financial instruments	588
New assets originated or purchased	19
Other	52
Assets derecognised - closed good	(474)
Assets derecognised - written off	(656)
Ending balance	2,572	3,043
Net movement in the year	(471)
Stage 1 ECL [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	176
Change in economic scenarios	4
Changes to model	(1)
Transfer to lifetime ECL (not-credit impaired)	(11)
Transfer to credit impaired	(8)
Transfer to 12-monthECL	68
Transfer from credit impaired	6
Transfers of financial instruments	55
Net remeasurement of ECL on stage transfer	(63)
New assets originated or purchased	43
Other	(20)
Assets derecognised - closed good	(51)
Ending balance	143	176
Net movement in the year	(33)
Charge/(release) to the Income Statement	(33)
Income statement charge/(release) for the year	(33)
Stage 2 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	284
Change in economic scenarios	(12)
Changes to model	2
Transfer to lifetime ECL (not-credit impaired)	11
Transfer to credit impaired	(23)
Transfer to 12-monthECL	(68)
Transfer from credit impaired	27
Transfers of financial instruments	(53)
Net remeasurement of ECL on stage transfer	83
New assets originated or purchased	34
Other	(11)
Assets derecognised - closed good	(20)
Ending balance	307	284
Net movement in the year	23
Charge/(release) to the Income Statement	23
Income statement charge/(release) for the year	23
Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	691
Change in economic scenarios	(8)
Changes to model	(8)
Transfer to credit impaired	31
Transfer from credit impaired	(33)
Transfers of financial instruments	(2)
Net remeasurement of ECL on stage transfer	79
New assets originated or purchased	13
Other	170
Assets derecognised - closed good	(44)
Assets derecognised - written off	(534)
Ending balance	357	691
Net movement in the year	(334)
Charge/(release) to the Income Statement	200
Recoveries net of collection costs	(36)
Income statement charge/(release) for the year	164
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	300,286
New assets originated or purchased	87,039
Other	(20,110)
Assets derecognised - closed good	(55,611)
Assets derecognised - written off	(656)
Ending balance	310,948	300,286
Net movement in the year	10,662
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,151
Change in economic scenarios	(16)
Changes to model	(7)
Net remeasurement of ECL on stage transfer	99
New assets originated or purchased	90
Other	139
Assets derecognised - closed good	(115)
Assets derecognised - written off	(534)
Ending balance	807	1,151
Net movement in the year	(344)
Charge/(release) to the Income Statement	190
Recoveries net of collection costs	(36)
Income statement charge/(release) for the year	154
Residential mortgages [member] | Stage 1 [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	155,155
Transfer to lifetime ECL (not-credit impaired)	(2,941)
Transfer to credit impaired	(329)
Transfer to 12-monthECL	2,628
Transfer from credit impaired	4
Transfers of financial instruments	(638)
New assets originated or purchased	28,330
Other	(7,327)
Assets derecognised - closed good	(17,781)
Ending balance	157,739	155,155
Net movement in the year	2,584
Residential mortgages [member] | Stage 2 [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9,884
Transfer to lifetime ECL (not-credit impaired)	2,941
Transfer to credit impaired	(512)
Transfer to 12-monthECL	(2,628)
Transfer from credit impaired	405
Transfers of financial instruments	206
New assets originated or purchased	446
Other	(244)
Assets derecognised - closed good	(860)
Ending balance	9,432	9,884
Net movement in the year	(452)
Residential mortgages [member] | Stage 3 [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,004
Transfer to credit impaired	841
Transfer from credit impaired	(409)
Transfers of financial instruments	432
New assets originated or purchased	3
Other	(36)
Assets derecognised - closed good	(327)
Assets derecognised - written off	(77)
Ending balance	1,999	2,004
Net movement in the year	(5)
Residential mortgages [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20
Change in economic scenarios	(6)
Transfer to lifetime ECL (not-credit impaired)	(1)
Transfer to credit impaired	(6)
Transfer to 12-monthECL	21
Transfers of financial instruments	14
Net remeasurement of ECL on stage transfer	(20)
New assets originated or purchased	2
Other	6
Assets derecognised - closed good	(4)
Ending balance	12	20
Net movement in the year	(8)
Charge/(release) to the Income Statement	(8)
Income statement charge/(release) for the year	(8)
Residential mortgages [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	131
Change in economic scenarios	(7)
Changes to model	2
Transfer to lifetime ECL (not-credit impaired)	1
Transfer to credit impaired	(12)
Transfer to 12-monthECL	(21)
Transfer from credit impaired	14
Transfers of financial instruments	(18)
Net remeasurement of ECL on stage transfer	20
New assets originated or purchased	5
Other	(4)
Assets derecognised - closed good	(10)
Ending balance	119	131
Net movement in the year	(12)
Charge/(release) to the Income Statement	(12)
Income statement charge/(release) for the year	(12)
Residential mortgages [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	121
Change in economic scenarios	(8)
Changes to model	2
Transfer to credit impaired	18
Transfer from credit impaired	(14)
Transfers of financial instruments	4
Net remeasurement of ECL on stage transfer	14
New assets originated or purchased	1
Other	3
Assets derecognised - closed good	(13)
Assets derecognised - written off	(18)
Ending balance	106	121
Net movement in the year	(15)
Charge/(release) to the Income Statement	3
Recoveries net of collection costs	(4)
Income statement charge/(release) for the year	(1)
Residential mortgages [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	167,043
New assets originated or purchased	28,779
Other	(7,607)
Assets derecognised - closed good	(18,968)
Assets derecognised - written off	(77)
Ending balance	169,170	167,043
Net movement in the year	2,127
Residential mortgages [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	272
Change in economic scenarios	(21)
Changes to model	4
Net remeasurement of ECL on stage transfer	14
New assets originated or purchased	8
Other	5
Assets derecognised - closed good	(27)
Assets derecognised - written off	(18)
Ending balance	237	£ 272
Net movement in the year	(35)
Charge/(release) to the Income Statement	(17)
Recoveries net of collection costs	(4)
Income statement charge/(release) for the year	£ (21)